Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Trade receivables	€ 2,140	€ 18,526
Value added tax receivables	1,043	1,476
Grants Receivables	8	7
Other receivables	981	498
Total trade and other receivables	7,564	32,707
Total trade and other current receivables	7,564	32,707
Total trade and other non-current receivables	0	0
Research Tax Credit Receivable	3,392	12,200
Disclosure of trade and other receivables [Line Items]
Other receivables	€ 981	€ 498
Increase (Decrease) of Research Tax Credit Receivable			€ 6,017